Pensions and post-retirement benefits - Balance sheet reconciliation (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	£ 1,582
Current service cost	(58)		£ (53)
Interest costs or income on scheme liabilities or assets	26		40
Past service cost	0		4
Net defined benefit liability (asset), end of period	3,633		1,582
Net surplus	3,633		1,582
Retirement benefit assets	3,879		1,814
Retirement benefit liabilities	(246)		(232)
UKRF | UK
Reconciliation of changes in net assets available for benefits [abstract]
Current service cost	(240)
UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	1,807
Net defined benefit liability (asset), end of period	3,819		1,807
Net surplus	3,819		1,807
Retirement benefit assets	3,819		1,807
Retirement benefit liabilities	0		0
Defined benefit obligations
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	(33,131)	$ (33,131)	(30,298)
Current service cost	(240)		(232)
Interest costs or income on scheme liabilities or assets	(422)		(573)
Past service cost	0		4
Remeasurement gain/(loss) - financial	849		(3,439)
Remeasurement gain/(loss) - demographic	53		(281)
Remeasurement gain/(loss) - experience	(249)		243
Employee contributions	(4)		(5)
Benefits paid	1,309		1,406
Exchange and other movements	1		44
Net defined benefit liability (asset), end of period	(31,834)		(33,131)
Defined benefit obligations | UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	(32,108)		(29,304)
Current service cost	(225)		(217)
Interest costs or income on scheme liabilities or assets	(405)		(549)
Past service cost	0		0
Remeasurement gain/(loss) - financial	820		(3,358)
Remeasurement gain/(loss) - demographic	50		(286)
Remeasurement gain/(loss) - experience	(259)		237
Employee contributions	0		(1)
Benefits paid	1,268		1,370
Exchange and other movements	0		0
Net defined benefit liability (asset), end of period	(30,859)		(32,108)
Fair value of plan assets
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	34,713		32,093
Interest costs or income on scheme liabilities or assets	448		613
Remeasurement - return on plan assets greater than discount rate	653		3,411
Employer contribution	971		265
Settlements	0		0
Employee contributions	4		5
Benefits paid	(1,309)		(1,406)
Exchange and other movements	(13)		(268)
Net defined benefit liability (asset), end of period	35,467		34,713
Fair value of plan assets | UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	33,915		31,362
Interest costs or income on scheme liabilities or assets	434		595
Remeasurement - return on plan assets greater than discount rate	642		3,328
Employer contribution	955		248
Settlements	0		0
Employee contributions	0		1
Benefits paid	(1,268)		(1,370)
Exchange and other movements	0		(249)
Net defined benefit liability (asset), end of period	£ 34,678		£ 33,915